Employee benefits (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits [Line Items]
Opening balance	$ 9,864	$ 9,586	$ 8,657
Cost of services	0	0	0
Interest cost	240	280	336
Actuarial loss	(135)	506	984
Benefits paid	(419)	(508)	(391)
Total benefit obligation (A)	$ 9,550	$ 9,864	$ 9,586